INCOME TAXES - Significant components of the Group's deferred tax assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Accrued expenses	$ 0	$ 46,004
Provision of allowance for doubtful accounts	25,704
Long-term investments	38,314	134,304
Advertising expense carryforwards	877,424	429,228
Net operating loss carryforwards	13,407,157	16,926,698
Withholding tax credit carryforwards	1,106,569
Lease liabilities	1,799,483	1,583,463
Total deferred tax assets	17,254,651	19,119,697
Less: valuation allowance	(4,000,159)	(4,888,240)	$ (2,931,196)	$ (1,224,057)
Deferred tax assets, net of valuation allowance	13,254,492	14,231,457
Deferred tax liabilities
Right-of-use assets	1,799,483	1,583,463
Long term investments	86,042	86,533
Intangible assets	1,449,000	1,449,000
Total deferred tax liabilities	3,334,525	3,118,996
Deferred tax assets, net	9,919,967	12,561,461
Deferred tax liabilities, net	$ 0	$ 1,449,000